SCHEDULE OF ESTIMATED USEFUL LIVES OF THE ASSETS (Details)	12 Months Ended
Dec. 31, 2020
Plant And Machinery [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	3 years
Plant And Machinery [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	10 years
Fixtures Fitting And Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	4 years
Fixtures Fitting And Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years
Land and Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years
Land and Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	10 years